Income tax - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	56.10%	42.10%
Current tax expense (income), related to Pillar Two income taxes	$ 5.5
Impairment loss recognised in profit or loss	2.1
DGC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impairment loss recognised in profit or loss	63.9
Onerous contracts provision	$ 22.6